Segmented information - Financial Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets	$ 14,231,396	$ 13,374,020
Interest income Total	585,717	545,630	$ 398,383
Total interest expense	234,514	178,670	54,799
Net interest income Total	351,203	366,960	343,584
Non-interest income	230,015	212,336	206,587
Provision for credit (losses) recoveries	(1,662)	(4,452)	(2,396)
Net revenue before gains and losses	579,556	574,844	547,775
Gains and losses	377	3,753	1,522
Total net revenue	579,933	578,597	549,297
Salaries and other employee benefits	174,024	177,939	166,189
Technology and communications	56,289	51,934	46,616
Non-income taxes	22,672	21,457	21,982
Professional and outside services	22,694	21,056	19,640
Property	22,494	21,651	23,088
Amortization of intangible assets	8,006	5,728	5,680
Depreciation	21,354	19,767	18,477
Income tax benefit (expense)	4,531	767	3,682
Other expenses	31,553	32,806	29,923
Expenses Total	363,617	353,105	335,277
Net income	216,316	225,492	214,020
Bermuda
Segment Reporting Information [Line Items]
Interest income Total	222,674	220,946	180,663
Total interest expense	53,559	36,511	15,333
Net interest income Total	169,115	184,435	165,330
Cayman
Segment Reporting Information [Line Items]
Interest income Total	159,109	159,043	118,898
Total interest expense	46,948	31,214	5,597
Net interest income Total	112,161	127,829	113,301
Channel Islands and the UK
Segment Reporting Information [Line Items]
Interest income Total	203,696	165,558	98,797
Total interest expense	134,007	110,945	33,869
Net interest income Total	69,689	54,613	64,928
Other
Segment Reporting Information [Line Items]
Interest income Total	238	83	25
Total interest expense	0	0	0
Net interest income Total	238	83	25
Operating Segments
Segment Reporting Information [Line Items]
Assets	14,365,413	13,791,201
Interest income Total	599,180	555,821	406,388
Total interest expense	247,977	188,861	62,804
Net interest income Total	351,203	366,960	343,584
Non-interest income	252,409	231,714	224,461
Provision for credit (losses) recoveries	(1,662)	(4,452)	(2,396)
Net revenue before gains and losses	601,950	594,222	565,649
Gains and losses	377	3,753	1,522
Total net revenue	602,327	597,975	567,171
Salaries and other employee benefits	174,024	177,939	166,189
Technology and communications	56,289	51,934	46,616
Non-income taxes	22,672	21,457	21,982
Professional and outside services	22,694	21,056	19,640
Property	22,494	21,651	23,088
Amortization of intangible assets	8,006	5,728	5,680
Depreciation	21,354	19,767	18,477
Income tax benefit (expense)	4,531	767	3,682
Other expenses	53,947	52,184	47,797
Expenses Total	386,011	372,483	353,151
Net income	216,316	225,492	214,020
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Assets	5,438,279	5,181,431
Interest income Total	229,814	222,871	182,397
Total interest expense	59,849	42,210	20,455
Net interest income Total	169,965	180,661	161,942
Non-interest income	93,733	89,948	87,855
Provision for credit (losses) recoveries	(1,834)	(4,755)	(1,226)
Net revenue before gains and losses	261,864	265,854	248,571
Gains and losses	88	4,011	23
Total net revenue	261,952	269,865	248,593
Salaries and other employee benefits	74,985	78,573	75,216
Technology and communications	30,866	29,232	26,145
Non-income taxes	17,231	16,769	17,195
Professional and outside services	14,033	14,006	12,222
Property	9,015	9,116	9,544
Amortization of intangible assets	1,429	1,430	1,430
Depreciation	13,174	11,390	10,339
Income tax benefit (expense)	0	0	0
Other expenses	37,885	38,343	36,585
Expenses Total	198,618	198,859	188,676
Net income	63,334	71,006	59,917
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Assets	4,337,829	4,341,739
Interest income Total	164,384	165,951	121,539
Total interest expense	46,977	32,264	5,645
Net interest income Total	117,407	133,687	115,894
Non-interest income	71,949	66,891	66,696
Provision for credit (losses) recoveries	135	61	(573)
Net revenue before gains and losses	189,491	200,639	182,017
Gains and losses	0	(4)	(19)
Total net revenue	189,491	200,635	181,998
Salaries and other employee benefits	27,207	30,067	28,600
Technology and communications	14,196	12,556	10,680
Non-income taxes	1,965	1,817	2,080
Professional and outside services	2,135	1,815	1,709
Property	2,925	2,882	4,458
Amortization of intangible assets	1,101	1,101	1,101
Depreciation	4,517	3,677	3,469
Income tax benefit (expense)	0	0	0
Other expenses	13,002	10,596	10,023
Expenses Total	67,048	64,511	62,120
Net income	122,443	136,124	119,878
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	4,526,623	4,204,561
Interest income Total	204,744	166,916	102,427
Total interest expense	141,151	114,387	36,704
Net interest income Total	63,593	52,529	65,723
Non-interest income	44,366	39,074	40,485
Provision for credit (losses) recoveries	37	242	(597)
Net revenue before gains and losses	107,996	91,845	105,611
Gains and losses	289	(253)	1,503
Total net revenue	108,285	91,592	107,114
Salaries and other employee benefits	45,617	46,272	42,769
Technology and communications	9,823	8,670	8,932
Non-income taxes	2,225	1,821	1,780
Professional and outside services	5,581	4,301	4,455
Property	8,085	7,239	6,945
Amortization of intangible assets	3,456	2,821	2,790
Depreciation	3,078	4,018	4,033
Income tax benefit (expense)	3,337	1,278	3,213
Other expenses	(54)	1,511	(962)
Expenses Total	81,148	77,931	73,955
Net income	27,137	13,661	33,159
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	62,682	63,470
Interest income Total	238	83	25
Total interest expense	0	0	0
Net interest income Total	238	83	25
Non-interest income	42,361	35,801	29,425
Provision for credit (losses) recoveries	0	0	0
Net revenue before gains and losses	42,599	35,884	29,450
Gains and losses	0	(1)	15
Total net revenue	42,599	35,883	29,466
Salaries and other employee benefits	26,215	23,027	19,604
Technology and communications	1,404	1,476	859
Non-income taxes	1,251	1,050	927
Professional and outside services	945	934	1,254
Property	2,469	2,414	2,141
Amortization of intangible assets	2,020	376	359
Depreciation	585	682	636
Income tax benefit (expense)	1,194	(511)	469
Other expenses	3,114	1,734	2,151
Expenses Total	39,197	31,182	28,400
Net income	3,402	4,701	1,066
Inter-segment
Segment Reporting Information [Line Items]
Assets	(134,017)	(417,181)
Interest income Total	(13,463)	(10,191)	(8,005)
Total interest expense	(13,463)	(10,191)	(8,005)
Net interest income Total	0	0	0
Non-interest income	(22,394)	(19,378)	(17,874)
Provision for credit (losses) recoveries	0	0	0
Net revenue before gains and losses	(22,394)	(19,378)	(17,874)
Gains and losses	0	0	0
Total net revenue	(22,394)	(19,378)	(17,874)
Salaries and other employee benefits	0	0	0
Technology and communications	0	0	0
Non-income taxes	0	0	0
Professional and outside services	0	0	0
Property	0	0	0
Amortization of intangible assets	0	0	0
Depreciation	0	0	0
Income tax benefit (expense)	0	0	0
Other expenses	(22,394)	(19,378)	(17,874)
Expenses Total	(22,394)	(19,378)	(17,874)
Net income	0	0	0
Inter-segment | Bermuda
Segment Reporting Information [Line Items]
Interest income Total	(7,140)	(1,925)	(1,734)
Total interest expense	(6,290)	(5,699)	(5,122)
Net interest income Total	(850)	3,774	3,388
Inter-segment | Cayman
Segment Reporting Information [Line Items]
Interest income Total	(5,275)	(6,908)	(2,641)
Total interest expense	(29)	(1,050)	(48)
Net interest income Total	(5,246)	(5,858)	(2,593)
Inter-segment | Channel Islands and the UK
Segment Reporting Information [Line Items]
Interest income Total	(1,048)	(1,358)	(3,630)
Total interest expense	(7,144)	(3,442)	(2,835)
Net interest income Total	6,096	2,084	(795)
Inter-segment | Other
Segment Reporting Information [Line Items]
Interest income Total	0	0	0
Total interest expense	0	0	0
Net interest income Total	$ 0	$ 0	$ 0